CONFIDENTIAL TREATMENT REQUESTED

BY SOLARWINDS, INC.: SWI-0001

CERTAIN PORTIONS OF THIS LETTER AS FILED VIA EDGAR HAVE BEEN OMITTED AND FILED SEPARATELY WITH THE COMMISSION. CONFIDENTIAL TREATMENT HAS BEEN REQUESTED WITH RESPECT TO THE OMITTED PORTIONS. OMITTED INFORMATION HAS BEEN REPLACED IN THIS LETTER AS FILED VIA EDGAR WITH A PLACEHOLDER IDENTIFIED BY THE MARK “[****].”

May 7, 2008

VIA EDGAR AND OVERNIGHT DELIVERY

Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, D.C. 20549

Mail Stop 4561

Attention:	Barbara C. Jacobs, Assistant Director
Tammy Tangen, Staff Accountant
Craig Wilson, Senior Assistant Chief Accountant
Evan S. Jacobson, Staff Attorney

Re:	SolarWinds, Inc.
Registration Statement on Form S-1
Filed March 21, 2008
File No. 333-149851

Ladies and Gentlemen:

We are submitting this letter on behalf of SolarWinds, Inc. (the “Company”) in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated April 18, 2008 (the “Staff Letter”) relating to the Company’s Registration Statement on Form S-1 (File No. 333-149851) (the “Registration Statement”).

Because of the commercially sensitive nature of information contained herein, this submission is accompanied by the Company’s request for confidential treatment for selected portions of this letter and the supplemental materials

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 2

pursuant to Rule 83 of the Commission’s Rules on Information and Requests, 17 C.F.R. § 200.83 and the Freedom of Information Act.

The Company is concurrently filing Amendment No. 1 to the Registration Statement (“Amendment No. 1”), marked in accordance with Rule 310 of Regulation S-T. For the convenience of the Staff, we are providing by overnight delivery to the Staff a copy of this letter and two marked copies of Amendment No. 1 (against the Registration Statement filed on March 21, 2008).

In this letter, we have recited the comments from the Staff Letter in italicized, bold type and followed each comment with the Company’s response. Except as otherwise specifically indicated, page references herein correspond to the page of Amendment No. 1.

General

1.	We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. The effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

The Company acknowledges the Staff’s comment and intends to provide a price range in a subsequent amendment to the Registration Statement as soon as practicable.

2.	Please supplementally provide us with copies of any graphical materials or artwork you intend to use in your prospectus. Upon review of these materials, we may have further comments. Please refer to Section VIII of the March 31, 2001 update to our Current Issues and Rulemaking Projects outline for additional guidance.

The Company has not prepared graphical materials or artwork to be used in the prospectus. The Company will provide any such materials as soon as practicable if it intends to include them in its prospectus.

3.

We note you recently filed a request for confidential treatment for certain exhibits. Comments, if any, related to such request will be provided under separate cover. Please be advised that we must resolve all issues concerning the confidential treatment

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 3

request prior to the effectiveness of your registration statement. Please ensure that your filing provides a materially complete discussion of the agreements for which you seek confidential treatment, but does not disclose the specific information you have claimed is confidential.

The Company acknowledges the Staff’s comment and believes the filing provides a materially complete discussion of the agreements for which the Company is seeking confidential treatment and does not disclose the specific information it considers confidential.

Prospectus Summary, page 1

4.	We note your reference to the non-GAAP measure “Adjusted EBITDA” in the fourth paragraph of this section and a similar reference in your narrative on page 54. Revise to provide the disclosures required by Item 10(e) of Regulation S-K within these sections.

In response to the Staff’s comment, the Company has revised the fourth paragraph on page 1 and the final paragraphs on page 61 to provide summary disclosure responsive to Item 10(e) of Regulation S-K and to provide a cross-reference on page 2 to the more detailed discussion in footnote 2 beginning on page 8. In preparing the detailed discussion in those footnotes, the Company’s management reviewed the disclosure requirements of Item 10(e) of Regulation S-K and presented the following information in such discussion: (i) a presentation of Net Income (which the Company’s management believes is the most directly comparable financial measure calculated in accordance with GAAP); (ii) a quantitative reconciliation of the differences between Adjusted EBITDA and Net Income; (iii) statements disclosing the reasons why the Company’s management believes that presentation of Adjusted EBITDA provides useful information to investors regarding the Company’s financial condition and results of operations; and (iv) additional statements disclosing the additional purposes for which the Company’s management uses Adjusted EBITDA.

5.	Please provide supplemental, qualitative or quantitative support for the assertion that you are a “leading” provider.

In determining that the Company is “a leading provider of powerful yet easy-to-use enterprise-class network management software,” the Company has evaluated its strengths and weaknesses relative to its competitors as described in the disclosure under the “Business — Competition” section of the Registration Statement. The Company believes that it enjoys a strong reputation among network professionals as a leader in its market for, among other things, producing powerful yet easy-to-use enterprise-class network management software products. The Company primarily bases this belief on (i) direct customer feedback, (ii) third-party awards, (iii) third-party publications, (iv) its large and rapidly growing customer base of over 50,000

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 4

customers and (v) the fact that many of the largest companies, including 350 of the Fortune 500, have purchased the Company’s software products to manage aspects of their networks. The Company has won the following recent awards for its products as determined by industry experts and end-user surveys:

1.	2008 SearchNetworking.com Product Leadership Award – Orion is awarded gold in network monitoring
2.	2008 SearchNetworking.com Product Leadership Award – ipMonitor is awarded silver in applications and network management
3.	2008 Network World Best of the Tests – ipMonitor is recognized as one of 12 leading network products out of more than 170 products for performance, ease of use and feature functionality.
4.	2008 WindowsNetworking.com Readers’ Choice Award – ipMonitor is named as a winner in network monitoring category
5.	2007 SearchNetworking.com Product Leadership Award – Orion awarded gold in network performance monitoring
6.	2007 Best of IT ChannelVision Award – The Company is honored for best XSP product / solution for software

In connection with this letter, the Company is supplementally providing the relevant excerpts of the third-party publications announcing such awards. These excerpts frequently reference the ease of use and operability of the Company’s products. The Company further bases its belief that it is a leading provider on third-party reports, including those of market data leaders Gartner, Inc., Forrester Research, Inc. and IDC. These reports generally cite the Company as a market leader or a formidable vendor among a small group of network management software companies. These reports have been supplementally provided in connection with this letter and include the following:

1.	“Hype Cycle for IT Operations Management, 2007” published by Gartner, Inc. (June 22, 2007) – The Company is named as one of seven vendors of network device configuration management tools (page 16) and one of six vendors of network monitoring tools (page 40).
2.	“The Network Management Software Market” published by Forrester Research, Inc. (June 6, 2007) – The Company is cited on pages 2 and 3 as a “market leader” in three of the four categories of vendors in network management software.
3.	“Market Analysis: Worldwide Network Change and Configuration Management 2007-2011 Forecast and Analysis” published by IDC (March, 2007) – The Company is cited on page 3 as a leading company in market share of Worldwide Network Change and Configuration Management software.

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 5

6.	With respect to every third-party statement in your prospectus, including, but not limited to, the market data provided by Gartner, Inc., and the study you commissioned by Compass Intelligence Research, please provide us with the relevant portions of the industry research reports you cite. To expedite our review, please clearly mark each source to highlight the applicable portion or section containing the statistic, and cross-reference it to the appropriate location in your prospectus. Also, confirm that no reports other than the Compass Intelligence Research report were prepared for you.

In connection with this letter, the Company is supplementally providing to the Staff copies of industry research reports that are cited in the prospectus. The Company has marked each source to highlight the applicable portion or section containing the statistic or the data supporting the statistic as appropriate and have cross-referenced it to the appropriate location in the prospectus. The Company confirms that no report other than the Compass Intelligence Research report was prepared for the Company.

Summary Consolidated Financial Information, page 7

7.	We note that your convertible preferred stock will convert to 27,000,003 shares of common stock upon the closing of this offering. Revise to present unaudited pro forma basic and diluted EPS for the latest year giving effect to the conversion.

In response to the Staff’s comment, the Company has revised the Summary Consolidated Financial Information on page 7 to present unaudited pro forma basic and diluted EPS for the latest year and the first quarter of the current year giving effect to the conversion of the preferred stock into common stock. Similar revisions have been made to the “Selected Consolidated Financial Data” on page 30.

8.	We note that Adjusted EBITDA “was the appropriate performance measure for the key operational covenant” in your credit agreement. Revise your disclosures here to include the amount or limit required for compliance with the covenant pursuant to Question 10 of the Staff’s June 13, 2003 Frequently Asked Questions Regarding the Use of Non-GAAP Financial Measures. Tell us how you considered revision for other disclosures that may be required under Question 10. Make conforming changes throughout the filing where you have presented this amount and MD&A should be similarly revised to include these disclosures about this material liquidity factor.

In response to the Staff’s comment, the Company has revised the prospectus where the Company has presented this amount, which includes footnote 2 beginning on page 8, footnote 4 beginning on page 31, the fourth bullet point on page 55 and footnote 1 beginning on page 58, to

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 6

disclose the amount or limit required for compliance with the covenant pursuant to Question 10 of the Staff’s June 13, 2003 Frequently Asked Questions Regarding the Use of Non-GAAP Financial Measures. The Company has included disclosure required under Question 10, including (i) the materiality of the Company’s credit agreement, (ii) the amount or limit required for compliance with the covenant under the credit agreement and (iii) the actual or reasonably likely effects of compliance or non-compliance with the covenant on the Company’s financial condition and liquidity. The Company does not believe other disclosure is required under Question 10.

Risk Factors, page 10

“We rely on third parties for financial and operational services....” page 14

9.	Here or elsewhere as appropriate, please provide a more detailed explanation of your reliance on third parties for financial and operational services essential to your ability to manage your business.

In response to the Staff’s comment, the Company has revised the specified risk factor on page 15 to provide additional disclosure regarding the Company’s reliance on third parties for financial and operational services essential to management of the Company’s business. The Company has removed the disclosure associated with reliance on third-party credit card processors because the Company does not deem the reliance to be a material risk and does not wish to distract investors from the more material risks associated with reliance on third parties to provide the Company’s financial and operational services.

“Failure to manage our product development efforts outside the United States....” page 14

10.	The introductory statement for this risk factor does not appear to fully describe the content therein. Please revise the introduction to address your substantial reliance on one contract development firm to code and test your products and product enhancements.

In response to the Staff’s comment, the Company has revised the introductory statement for this risk factor on page 15 to fully describe the content therein. The Company also revised disclosure on page 15 to reflect that the Company opened a research and development facility in the Czech Republic in April 2008. The Company anticipates that it will become less reliant on the contract development firm.

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 7

Special Note Regarding Forward-Looking Statements and Industry Data, page 25

11.	We note your statement that the prospectus contains information involving a number of assumptions and limitations and industry publications, surveys and forecasts generally indicate that their information has been obtained from sources “believed to be reliable.” As you know, market data included in your registration statement must be based on reasonable and sound assumptions. Please revise the text as necessary so that you do not suggest that you could lack a reasonable belief as to the accuracy and completeness of the market data you elect to include in the filing. Similar revisions should be made to the footnote disclosure on page 56.

In response to the Staff’s comment, the Company has revised the fourth paragraph on page 25 and the footnote disclosure on page 63 to eliminate the suggestion that the Company lacks a reasonable belief as to the accuracy and completeness of the market data included.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 33

Overview, page 33

12.	Consider expanding your “Overview” to include management’s perspective on your business. Consider using this section to provide an executive level overview of the company to provide context for the remainder of your MD&A discussion. Consider addressing the material operations, risks and challenges facing your company and how management is dealing with these issues. See SEC Release No. 33-8350.

In response to the Staff’s comment, the Company has revised pages 35 and 36 in a manner consistent with the guidance under Release No. 33-8350 to provide a discussion of managements perspective of the business, including disclosure of the material opportunities and trends facing the Company and the key business metrics on which the Company’s executives focus in evaluating financial condition and operating performance.

Key Components of Our Results of Operations, page 34

13.	On page 14, you state that your business depends on your customers renewing their annual maintenance contracts. On page 34, you disclose that a key component of your revenue is maintenance agreements. Please consider quantifying and further discussing the number of annual maintenance contracts customers have renewed, and declined to renew, in order to provide additional context to your investors.

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 8

The Company respectfully advises the Staff that it does not manage its business based on the number of annual maintenance contracts that customers have renewed or declined to renew as it does not believe either of these metrics is a key variable necessary to understand and evaluate the Company’s business. Therefore, the Company has not tracked and does not track either of these statistics internally. The Company believes that the most meaningful metric for investors in evaluating and analyzing the Company’s revenue derived from maintenance agreements is the trend in recognized maintenance revenues.

[****]

Critical Accounting Policies and Estimates, page 36

14.	We note that some of your critical accounting policies simply repeat the information contained in Note 2 to your financial statements. We remind you that such disclosure should supplement, not duplicate, the description of accounting policies that are already disclosed in the notes to the financial statements. The disclosure should provide greater insight into the quality and variability of information regarding financial condition and operating performance. While accounting policy notes in the financial statements generally describe the method used to apply an accounting principle, the discussion in MD&A should present a company’s analysis of the uncertainties involved in applying a principle at a given time or the variability that is reasonably likely to result from its application over time. See Section V of SEC Release No. 33-8350. Please revise as appropriate.

In response to the Staff’s comment, the Company has revised the Critical Accounting Policies and Estimates beginning on page 38 in accordance with SEC Release No. 33-8350.

Valuation of Common Stock, page 39

15.	Tell us your proposed IPO price, when you first initiated discussions with underwriters, and when the underwriters first communicated their estimated price range and the amount for your stock.

The Company respectfully advises the Staff that the proposed IPO price has not been determined.

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 9

On December 20, 2007, the three lead underwriters (J.P. Morgan Securities, Goldman Sachs and Lehman Brothers) provided the Company with a summary of the companies that they would each individually consider as comparables for purposes of determining relevant trading statistics to be used in an estimate of the Company’s valuation and their then-current view of each of such companies’ trading statistics. As a result of this discussion, the three lead underwriters agreed to develop a common set of comparable companies, and the Company agreed to present to the research analysts from each lead underwriter in order to permit the analysts to begin the development of financial models of the Company’s future performance that would allow the three lead underwriters to provide the Company with a range of estimated valuation.

On January 10, 2008, the Company presented a detailed overview of its business, product strategy and 2008 and 2009 financial outlook to the research analysts from each of the underwriters (J.P. Morgan Securities, Goldman Sachs, Lehman Brothers, Thomas Weisel Partners and UBS Securities). On February 7, 2008, the Company met with the lead underwriters to discuss the Company’s preliminary IPO valuation based on the common set of comparable companies and their trading statistics at that date. The Company will supplementally provide the proposed IPO price range and related information to the Staff once it is determined after consultation with the underwriters.

16.	Consider revising your disclosure to include the intrinsic value of all outstanding vested and unvested options based on the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date included in the registration statement. In view of the fair-value-based method of SFAS No. 123R, disclosures appropriate to fair value may be more applicable than disclosures appropriate to intrinsic value.

In response to the Staff’s comment, the Company has revised the table at the bottom of page 41 to disclose the SFAS No. 123R fair value. In view of the fair-value-based method of SFAS No. 123R, the Company believes disclosures appropriate to fair value are more applicable than disclosures appropriate to intrinsic value.

17.	With regard to the purchase of common and preferred stock by Austin Ventures in December 2006, confirm that Austin Ventures was not already a stockholder at the time of the transaction. Describe the business relationships between Austin Ventures and the company.

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 10

The Company confirms that Austin Ventures was not a stockholder prior to its purchase of shares of the Company’s common stock and preferred stock from certain of the Company’s stockholders in a private third-party transaction. In connection with the purchase of such shares, Austin Ventures became a party to the Stockholders Agreement and Registration Rights Agreement between the Company and certain of its stockholders. Prior to joining the Company, Michael Bennett, the Company’s CEO, was a venture partner at Austin Ventures. In addition, John Thornton, a general partner of Austin Ventures, is currently a member of the Company’s Board of Directors; however, Mr. Thornton was not a member of the Company’s Board of Directors at the date of the Austin Ventures transaction in December 2006. Otherwise, the Company confirms that there are and have been no business relationships between Austin Ventures and the Company.

18.	Provide further discussion of the objective evidence that supports your determination of the fair value of your shares and options granted between January 2007 and January 2008. For example, we note that the fair value of your shares between these dates remained relatively flat while during this period you appear to have experienced significant increases in quarterly revenue and net income during the same period. Discuss the significant factors considered, assumptions made, and methodologies used in determining the fair value of these option grants. In addition, disclose how you considered alternative factors, methodologies and assumptions if such disclosure would be useful to investors.

In response to the Staff’s comment, the Company has provided additional discussion beginning on page 42 regarding its determination of the fair value of its shares and options granted between January 2007 and April 2008, including the significant factors considered, assumptions made and methodologies used in determining the fair value of these option grants. The Company has also disclosed the alternative factors, methodologies and assumptions it considered to the extent useful to investors.

The Company supplementally advises the Staff that Karen White has joined the Company as Vice President, Corporate and Business Development to serve as an executive officer. The Company expects the Board of Directors to act by meeting or written consent within the next week to grant an option to purchase 500,000 shares of common stock of the Company pursuant to the terms of an employment agreement between Ms. White and the Company. Management of the Company has recommended to the Board of Directors that the fair market value of the Company’s common stock for purposes of Ms. White’s grant should be $9.40 based on the transaction in late March 2008 in which one of the Company’s minority stockholders sold to the Company shares of common stock and preferred stock at $9.40 per share and a transaction in late March 2008 in which the Company sold an equal number of shares of common stock and preferred stock to a number of the Company’s existing stockholders at the same price. These transactions are described on page 43 of the Registration Statement. Management of the

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 11

Company believes there has been no significant change in the Company’s business or expectations of future business since the dates of the March and April 2008 option grants at $9.40 per share.

19.	With regard to the March 2008 transaction in which you repurchased shares from minority stockholders and resold them to existing stockholders, tell us how you determined that these transactions were at fair-value when they did not involve unrelated third-parties.

The selling minority stockholders and the purchasing stockholders initially contemplated that the transaction would be consummated without participation by the Company (i.e., the selling minority stockholders would sell their shares of the Company’s capital stock directly to the purchasing stockholders). The purchase price with respect to the purchase and sale of such shares was privately negotiated between the selling minority stockholders and purchasing stockholders. Although the Company was ultimately a party to the transactions by purchasing the shares from the selling minority stockholders and re-selling them to the purchasing stockholders, the Company did not engage in negotiations with the parties regarding the purchase price in such transactions. Both the selling minority stockholders and the purchasing stockholders were aware that the Company was contemplating an initial public offering of its stock during their negotiations with respect to the purchase price, but [****].

The Company obtained a valuation from [****], an independent valuation firm, in January 2008 that determined the fair market value per share of common stock of the Company was $4.43. In addition, in connection with its January 2008 option grants, the Company’s Board of Directors determined the fair market value per share of common stock of the Company was $4.43. The Company is not aware of developments between January and March 2008 that would have necessitated an increase in the valuation of the Company from $4.43 to $9.40, the price at which the March 2008 transactions took place.

Under the AICPA Practice Guide, private enterprises may sometimes engage in cash transactions with unrelated parties for the issuance of equity securities and the cash exchanged in such transactions, is under certain circumstances, an observable price that serves the same purpose as a quoted market price. The conditions noted in the AICPA Practice Guide are (1) the equity securities in the transaction are the same securities as those for which the valuation is being made and (2) the transaction is a current transaction between willing parties that is other than in a forced or liquidation sale and other than under terms or conditions arising from a previous transaction. Although the parties to these transactions are not unrelated parties with respect to the Company, the Company believes the seller of shares to the Company and the

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 12

purchasers of shares from the Company are unrelated to each other. The Company believes the arm’s length nature of the negotiated transaction is indicative of market price.

20.	When you have estimated your IPO price, revise MD&A to discuss each significant factor contributing to the difference between the estimated IPO price and the fair value determined, either contemporaneously or as of the date of each grant and equity related issuance. This reconciliation should describe significant intervening events within the company and changes in assumptions as well as weighting and selection of valuation methodologies employed that explain the changes in the fair value of your common stock up to the filing of the registration statement.

The Company acknowledges the Staff’s comment and intends to revise MD&A in a subsequent amendment to the Registration Statement as soon as practicable.

Results of Operations, page 41

21.	We note your statement that the increases in revenue were “primarily due to an increase in sales activity in 2007 compared to 2006.” We also note your statements on pages 1, 34 and 54 that the average license size was less than $6,000 in 2007. Revise your discussion throughout this section to provide a discussion of the key metrics, such as number of sales transactions and average license transaction size, by which you manage your business in order to give readers better visibility into the drivers of increases in sales activity. We refer you to SEC Release 33-8350, Section III.B.1.

In response to the Staff’s comment, the Company has added disclosure beginning on page 35 to provide additional discussion of the key metrics that management uses to manage the business that are peculiar to and necessary for an understanding and evaluation of the Company. The Company respectfully submits to the Staff that the number of sales transactions is not meaningful to an investor’s understanding of the Company’s business because the number of sales transactions is not a key business metric used by the Company to manage its business and that disclosure of such data would merely distract investors from focusing on key metrics that provide a better understanding of the Company’s business.

The Company has revised the disclosure on pages 48, 53 and 54 to add information about the average license transaction size.

Quarterly Results of Operations, page 46

22.	In order to provide a balanced presentation, consider including your quarterly operating results for the quarters ended in fiscal 2005 and 2006 or explain why this information is not meaningful.

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 13

The Company believes that the disclosure of quarterly results of operations can be meaningful to an understanding the recent trends of the operations of some companies’ operations. However, the Company submits that the quarterly results of operations for 2005 and 2006 are not meaningful to an understanding of its business and would likely be misleading.

Prior to December 2005, the Company was a family-owned business electing to be taxed under Subchapter S of Chapter 1 of the Internal Revenue Code. It employed a simple business model focused on maximizing cash flow and minimizing expenses. Beginning in 2006, the Company implemented changes to the business model designed to accelerate the growth of revenue, including making investments in people, systems and infrastructure. A substantial portion of this implementation, including the hiring of most of the Company’s senior executives, and the beginning of the expansion of the Company’s sales and research and development teams did not occur until the second half of 2006. The early business model employed by the Company in 2005 and much of 2006 produces significantly different annual and quarterly results of operations than the new business model. Thus, disclosing the quarterly results of operations for 2005 and 2006 would not be meaningful to an investor’s understanding of the Company’s current and future operations. Furthermore, such disclosure might mislead investors into anticipating quarterly operating results that are more consistent with the early business model in 2005 and most of 2006.

Quarterly Revenue Trend, page 47

23.	Revise to quantify the number of sales transactions and the average license transaction sizes referred to as drivers of quarterly revenue changes. You must identify and disclose known trends that have had or that they reasonably expect will have a material favorable or unfavorable impact on net sales or revenues or income from continuing operations. See Item 303(a)(3) of Regulation S-K.

In response to the Staff’s comment, the Company has revised the disclosure on pages 53 and 54 to quantify the average license transaction size recognized in each quarter of 2007 and the first quarter of 2008. As stated in the response to comment 21 above, the number of sales transactions is not a key business metric used by the Company to manage its business. While number of transactions was a contributor to the change in quarterly revenue, the Company submits that the disclosure of total revenue and the average transaction size are more meaningful to an investor’s understanding of its sales performance than total number of sales transactions.

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 14

Capital Resources, page 51

24.	Please tell us and disclose why it is appropriate to disclose a net working capital amount that includes $1 million of restricted cash and excludes deferred revenue of $17.1 million.

The Company has revised the disclosure beginning on page 57 to exclude restricted cash and provide disclosure regarding the reasons for excluding such restricted cash and deferred revenue from net working capital. The Company included disclosure of the net working capital amount under the heading of Liquidity and Capital Resources beginning on page 56 to enhance the analysis and explanation of the Company’s sources and uses of cash. The Company excluded deferred revenue from this net working capital amount because deferred revenue is a non-cash liability. The Company has also revised the consolidated balance sheet data on pages 10 and 31 to reflect the exclusion of the restricted cash.

Business, page 54

25.	On page 12, you have a risk factor disclosing that you depend on the U.S. federal government for a meaningful portion of your revenue. Please provide the disclosure required by Item 101(c)(1)(ix) of Regulation S-K if material.

In response to the Staff’s comment, the Company has revised the risk factor beginning on page 13 to clarify that a meaningful portion of the Company’s sales and not revenue were derived from the U.S. federal government in 2007. The Company notes that although aggregate sales to the U.S. federal government in 2007 and the first quarter of 2008 represented 17% and 11.2% of the Company’s sales in such periods, respectively, aggregate revenue from the U.S. federal government during such periods was less than 10% of the Company’s total revenue in each of 2007 and the first quarter of 2008. Revenue recognition rules under accounting principles generally accepted in the United States require the Company to defer fees associated with maintenance services over the term of such services. The Company therefore believes that revenue derived from the U.S. federal government is not a material portion of its revenue. Furthermore, the Company is not currently aware of any agreements with the U.S. federal government that are subject to renegotiation of profits or termination of contracts or subcontracts at the election of the government.

26.	On page 14, you have a risk factor disclosing that you currently outsource most of the coding and testing of your products and product enhancements to an Eastern European contract development firm. Please provide a more detailed discussion of your relationship with this firm if material.

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 15

As discussed in the response to question 10 above, although the Company continues to use the third-party Eastern European contract development firm for research and development activities, the opening of the Company’s research and development facility in the Czech Republic reduces the Company’s dependence upon such third-party contract development firm. The Company has revised the risk factor appearing on page 15 and the third full paragraph on page 69 to provide additional discussion regarding our relationship with the third-party contract development firm and the Czech Republic facility.

Management, page 64

Compensation Committee Interlocks and Insider Participation, page 70

27.	Under this heading, identify each person who served as a member of the compensation committee during the last completed fiscal year. See Item 407(e)(4)(i) of Regulation S-K.

In response to the Staff’s comment, the Company has revised the first full paragraph on page 78 to provide the disclosure required by Item 407(e)(4)(i) of Regulation S-K.

Compensation Discussion and Analysis, page 71

28.	Please disclose the nature and content of the third-party compensation surveys you reference on page 73, including, but not limited to, the Culpepper Executive Survey.

In response to the Staff’s comment, the Company has revised page 81 to provide disclosure of the nature and content of the third-party compensation surveys used by the Company to evaluate its compensation practices.

Base Salary, page 74

29.	You state that effective February 1, 2008, the base salaries of your named executive officers will be reviewed on an annual basis and adjustments will be made to reflect performance-based factors, as well as competitive conditions. Please discuss the key elements of market data, business conditions, and internal factors that you plan to use to determine appropriate base salary adjustments. See Item 402(b) of Regulation S-K.

In response to the Staff’s comment, the Company has revised page 83 to provide discussion of the key elements of market data, business conditions and internal factors that the Company plans to use to determine appropriate base salary adjustments.

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 16

Bonuses, page 75

30.	Because it appears that performance targets are material to your policy and decision-making processes, please revise to provide appropriate qualitative and quantitative disclosure of the specific items of corporate performance that are taken into consideration in setting compensation policies and making compensation decisions and how specific forms of compensation are structured and implemented to reflect these performance items. See Item 402(b) of Regulation S-K. To the extent you believe that you may omit the disclosure under Instruction 4 to Item 402(b) of Regulation S-K, provide us with a detailed supplemental analysis supporting your conclusion and provide appropriate disclosure pursuant to Instruction 4. We note your disclosure that you believed that your 2007 and 2008 target goals were “challenging but achievable.” In discussing how difficult it will be for you to achieve the target levels or other factors, please provide as much detail as necessary without disclosing information that poses a reasonable risk of competitive harm. In this regard, consider providing disclosure that addresses the relationship between historical and future achievement and the extent to which the committee set the incentive parameters based upon a probability that you would achieve the performance objectives.

In response to the Staff’s comment, the Company has revised the disclosure on page 84 to provide a better understanding of its performance targets without disclosing confidential information that could result in competitive harm to the Company.

[****]

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008

Long-Term Incentives, page 76

31.	You state that in November 2007, you made an annual grant of stock options to all of your named executive officers. Please disclose what criteria you used in determining to

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 18

grant these equity-based awards. See Items 402(b)(2)(v) and (vii) of Regulation S-K. Please provide further disclosure regarding your equity grant guidelines going forward for your named executive officers, such as the criteria you will use to determine whether to make equity awards.

In response to the Staff’s comment, the Company has revised pages 84 and 85 to provide additional disclosure of the criteria used in determining its equity-based awards.

Principal and Selling Stockholders, page 100

32.	We note that you have not yet included the amount of shares offered by each selling stockholder. When the selling stockholders are identified, please identify any affiliates of broker-dealers and expand your disclosure to indicate whether they acquired the securities to be resold in the ordinary course of business. Also indicate whether at the time of the acquisition they had any agreements, understandings or arrangements with any other persons, either directly or indirectly, to dispose of the securities.

The Company acknowledges the Staff’s comment and advises the Staff that it has not yet determined the identity of, nor the number of shares to be offered by, the selling stockholders. The Company is presently communicating with its stockholders regarding the requested information and intends to provide the disclosure requested by the Staff in a subsequent amendment to the Registration Statement as soon as practicable. At the time of acquisition, none of the Company’s stockholders had any agreements, understandings or arrangements with any other persons, either directly or indirectly, to dispose of the securities.

Description of Capital Stock, Registration rights, page 104

33.	Please tell us if you are required to transfer consideration to counterparties if you fail to comply with your duties under the registration rights agreements. Tell us how your accounting for the agreements complies with FASB Staff Position No. EITF 00-19-2.

Although the Registration Rights Agreement specifies that the Company will endeavor to file a registration statement for the resale of specified financial instruments and for that registration statement to be declared effective by the Commission within a specified grace period, the Registration Rights Agreement does not require the Company to transfer consideration to the counterparties to the agreement if the registration statement for the resale of financial instruments subject to the agreement is not declared effective or if the effectiveness of the registration statement is not maintained. Consequently, the obligations of the Company under the Registration Rights Agreement do not constitute a “registration payment arrangement” under paragraph 4 of FASB Staff Position No. EITF 00-19-2, and the Company is not required to account for the Registration Rights Agreement under FASB Staff Position No. EITF 00-19-2.

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 19

Where You Can Find More Information, page 117

34.	Please clarify that you will be subject to reporting requirements upon consummation of this offering. See Item 101(e)(l) of Regulation S-K.

In response to the Staff’s comment, the Company has revised page 126 to clarify that the Company will file reports with the Commission upon consummation of the offering.

Consolidated Balance Sheets, page F-3

35.	We note that your convertible preferred stock will convert to 27,000,003 shares of common stock and that you intend to pay a $20 million earnout payment to certain stockholders upon the closing of the offering. Revise to present an unaudited pro forma balance sheet, giving effect to the change in capitalization and distribution to stockholders but excluding other effects of the offering, next to the most recent historical balance sheet. In addition, to the extent that the conversion and distribution will materially impact earnings applicable to common shareholders, unaudited pro forma basic and diluted EPS for the latest year and any interim period should be presented giving effect to the conversion. See SAB Topic 1B.3 and Rule 11-01(a)(8) and Rule 11-02(a)(7) of Regulation S-X.

In response to the Staff’s comment, the Company has revised page F-3 to present an unaudited pro forma balance sheet, giving effect to the change in capitalization but excluding other effects of the offering, next to the most recent historical balance sheet. As indicated in Note 13 on page F-29, any distribution payments will be treated as a dividend to our original stockholders and will increase our accumulated deficit in the period of payment but will not have any effect on EPS. The amount of the distribution payment is dependent on the market value of the Company subsequent to the initial public offering and therefore cannot be determined at this time. Therefore, the Company has not reflected these distribution payments in its pro forma balance sheet presentation on page F-3.

Revenue Recognition, page F-11

36.

We note that VSOE of fair value of your maintenance agreements is established by use of list prices for maintenance renewals. You indicate that you generally charge list prices for maintenance renewals. Please describe for us why list price, generally charged represents VSOE of fair value pursuant to paragraphs 10 and 57 of SOP 97-2. Where there are variances from list price tell us the range and concentration of variances and how those variances affected your VSOE determination. Please explain

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 20

the factors causing the variance, whether considering size of contract, customer type, discounts, selling channel by direct sale or reseller or other pricing factors.

The Company submits that paragraphs 10 and 57 of SOP 97-2 indicate that vendor-specific objective evidence (“VSOE”) of fair value is based on the price charged when an element is sold separately. The Company’s initial sales transactions include a product license and annual maintenance support. Upon expiration of the initial annual maintenance term, customers can renew the annual maintenance support for subsequent years. The Company offers such maintenance support, as measured in dollars, at the then-current list price and has a long history of renewing substantially all maintenance at such list price. The Company computed the total amount of all maintenance renewals in 2007 at then-current list price and compared such total to the price actually charged to customers noting a difference of approximately [****]%; therefore, the Company concludes that there is no concentration of variances. Based upon its history of renewing substantially all of its maintenance at list price, the Company submits that it has sufficient evidence to support VSOE of fair value of maintenance renewals at list price under paragraphs 10 and 57 of SOP 97-2.

37.	You disclose in Note 4 on page F-17 that your IPMonitor license revenues are affected by the number of elements monitored. Please explain the revenue recognition for these license arrangements and how and when you determine the elements monitored have been delivered. Tell us how your accounting complies with paragraph 21 of SOP 97-2 and/or AICPA Technical Practice Aid 5100.76.

In 2007, the Company offered four sizes of perpetual licenses of ipMonitor. These sizes of licenses differed in the maximum number of network elements managed. The lowest priced ipMonitor product managed up to 500 elements while the highest priced ipMonitor product managed up to 5,000 elements. This offering strategy provided customers the ability to purchase an ipMonitor solution right-sized for their organization. The Company has amended the disclosure in Note 4 beginning on page F-19 of the Registration Statement to remove the misleading reference to how it licenses ipMonitor. The Company submits that, under these clarified facts, paragraph 21 of SOP 97-2 is not applicable to the sales of the ipMonitor products because the Company sells individual licenses to each copy of all of its software products and does not sell site licenses.

Note 9—Stock Options, pages F-19 to F-22

38.	Provide us with the following information in chronological order for stock option grants and other equity related transactions for the one year period preceding the most recent balance sheet date:

•	the nature, and type of stock option or other equity-related transaction;

•	the date of grant/issuance;

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 21

•	description/name of option or equity holder;

•	the reason for the grant or equity related issuance;

•	the number of options or equity instruments granted or issued;

•	the exercise price or conversion price;

•	the fair value of underlying shares of common stock;

•	adjustments made in determining the fair value of the underlying shares of common stock, such as illiquidity discounts, minority discounts, etc.;

•	the total amount of deferred compensation or value assigned to any beneficial conversion feature reconciled to your financial statement disclosures;

•	the amount and timing of expense recognition; and

•

indicate for each option grant or equity related transaction what valuation methodology used (market approach, etc.), whether it was contemporaneous or retrospective and whether it was performed by an unrelated specialist.

Continue to provide us with updates to the requested information for all equity related transactions subsequent to this request through the effective date of the registration statement.

In response to the Staff’s comment, the Company is supplementally providing the Staff with the requested information regarding the issuance of the Company’s securities during the one-year period preceding the most recent balance sheet date.

Note 14—Operating Segment and Geographic Information, pages F-27 and F-28

39.	We note from your discussion on page 59 that your products fall into three categories: Tools for Engineers, Fault and Performance Management and Configuration and Compliance. Revise to disclose the amount of revenue for each product group, pursuant to paragraph 37 of SFAS 131.

Although the Company categorizes it products into three categories based on functionality, it believes that it has a single group of similar products. The Company believes that the intent of the disclosure requirement in paragraph 37 of SFAS 131 is to require disclosure of revenues by product in situations where a company’s products (i) are sold to completely different types of buyers or end-users in an organization, (ii) have different licensing models, deployment models or economic characteristics or (iii) span more than one identifiable market segment. All of the Company’s products are sold to the same type of buyer or end-user within an organization, have the same licensing model and economic characteristics, and address only the network management market. Furthermore, the Company does not manage its business by product and does not believe revenue by product is a key business metric for the Company. The Company neither establishes targets for revenue on a product-by-product basis nor evaluates its

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 22

performance on a revenue-by-product basis. For these reasons, the Company believes that it has a single group of similar products and would not be required to include additional disclosure under paragraph 37 of SFAS 131.

40.	Revise to disclose the amount of revenue attributable to US federal government customers pursuant to paragraph 39 of SFAS 131. For purposes of this disclosure, all US federal government customers should be considered a single entity.

As stated in response to comment 25 above, revenue derived from all transactions with departments and agencies of the U.S. federal government in 2007 and in the first quarter of 2008 represented less than 10% of the Company’s total revenue during such periods. As such, the Company submits that the U.S. federal government, treated as a single entity, would not be a major customer under paragraph 39 of SFAS 131 and, therefore, no related disclosure is required.

Unaudited Combined Condensed Pro Forma Statement of Income, page F-53

41.	Revise to include the amounts of the offering adjustments and resultant pro forma amounts.

The Company acknowledges the Staff’s comment and intends to revise its disclosure in a subsequent amendment to the Registration Statement after the estimated offering price range is known.

42.	Describe for us and disclose for each acquisition the significant assumptions and methods used to value the developed product technologies, customer relationships and trademarks. You disclose on page F-53 and in Note 3 on page F-16 that in both acquisitions you obtained missing product offerings and eliminated normal time to market development efforts for the respective software products. It is not clear why there is such a disparate amount of purchase consideration allocated to these intangible assets in comparison to the amounts allocated to goodwill in view of the importance of the acquired assets. See Rule 11-02(b)(6) of Regulation S-X.

The intangible assets acquired as part of the IPMonitor and Neon acquisitions were developed product technologies, customer relationships and trademarks. The Company identified these assets based on its knowledge of the assets and liabilities being acquired. Once those assets were identified, the Company, with the assistance of an outside valuation firm, determined certain assumptions to be used in the valuation of each asset. The key assumptions in the valuations were related to the discounted cash flow model. In that cash flow analysis, the Company assumed a 16% increase in revenue in year one and a decrease in that growth rate to

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 23

5% at the end of 10 years. In addition, the Company assumed that operating profit would increase from approximately 20% to 50% in the first six years after the acquisitions. The Company had in excess of 50% operating margins on its products prior to the acquisitions and expects both acquired technologies to generate similar returns as the number of customers who are purchasing these products increases.

The Company considers these acquired product technologies to have a useful life of five years and it is the Company’s intent to continue to market the ipMonitor product and Neon’s LanSurveyor product.

Customer relationships will be amortized over three years because, although not calculable precisely, the Company believes Neon’s and IPMonitor’s annual churn rates were approximately [****]-[****]% based on representations made by the prior owners of Neon and IPMonitor.

The Company elected to use the straight-line method of amortization for all acquired intangible assets as it does not see a significant degradation in value in any one period relative to others during the useful lives of the amortizable intangible assets.

The Company believes that the disparate amount of purchase consideration allocated to acquired intangible assets relative to the amount allocated to goodwill is the difference in the valuation of the acquired technologies and customer relationships as they were in a stand-alone entity as opposed to being part of the Company. The Company knew at the date of the acquisitions that it would undertake significant product management activities and development efforts to modify the products acquired to conform them to its product positioning and sales models. The Company’s business and sales model is focused on increasing sales activity through focused lead generation and disciplined sales behavior and the Company believes that introducing these products into its sales and marketing model will greatly increase their value.

In response to the Staff’s comment, the Company has revised the disclosure on page F-55.

******

Securities and Exchange Commission	CONFIDENTIAL TREATMENT REQUESTED
Re: SolarWinds, Inc.	BY SOLARWINDS, INC.
May 7, 2008
Page 24

Please direct your questions or comments regarding this letter or Amendment No. 1 to the undersigned by telephone to 512.338.5401 or by facsimile to 512.338.5499. Thank you for your assistance.

Respectfully submitted,

WILSON SONISINI GOODRICH & ROSATI,

Professional Corporation

Paul R. Tobias

cc:	Kevin B. Thompson, SolarWinds, Inc.
Bryan A. Sims, SolarWinds, Inc.
Jason Bliss, SolarWinds, Inc.
Laird H. Simons III, Fenwick & West LLP
Robert A. Freedman, Fenwick & West LLP
J. Robert Suffoletta